Exploration costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Exploration	$ (175)	$ (332)
Mongolia [Member]
Exploration	134	181
Other [Member]
Exploration	$ 41	$ 151